Offerings - Offering: 1	May 12, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	5,035,000
Proposed Maximum Offering Price per Unit	20.00
Maximum Aggregate Offering Price	$ 100,700,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 13,906.67
Offering Note	(a) Covers shares of common stock, $0.01 par value per share, of Blackstone Digital Infrastructure Trust Inc. ("Common Stock") issuable under the Blackstone Digital Infrastructure Trust Inc. Stock Incentive Plan (the "Stock Incentive Plan"). (b) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), the Registration Statement on Form S-8 (the "Registration Statement") to which this exhibit relates also covers an indeterminate number of additional shares of Common Stock, which may be offered and issued under the Stock Incentive Plan to prevent dilution resulting from stock splits, stock dividends or similar transactions. (c) Pursuant to Rule 457(c) and 457(h)(1) of the Securities Act, the proposed maximum offering price per share and the proposed maximum aggregate offering price are estimated solely for the purpose of calculating the amount of the registration fee and are based on a price of $20.00 per share, which is the assumed initial public offering price per share of Common Stock for the Registrant's initial public offering of Common Stock pursuant to the Registrant's Registration Statement on Form S-11 (File No. 333-294977).